Operating leases and other commitment (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Begininng balance	$ 383,969	$ 422,297
Renewed office lease	0	184,160
Accumulated amortization	(110,997)	(222,488)
Ending balance	$ 272,972	$ 383,969